Condensed Consolidated Statements of Changes in Shareholders' Deficit (Parenthetical) - shares		5 Months Ended
	Jan. 11, 2021	Dec. 31, 2020
Share based compensation other than employee stock scheme shares forfeited during the period		565,700
Ordinary Shares [Member]
Number of units sold	208,200,000
Ordinary Shares [Member] | Class A [Member]
Number of units sold		20,737,202